GENERAL (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2019	Jan. 31, 2018	Dec. 31, 2016
Loss from sale of subsidiary		$ (115)	$ (159)
Percentage of consideration received from transaction		100.00%
Proceeds from sale of discontinued operations, net			730
Accumulated deficit	73,351	$ 78,991
Cash and cash equivalents	$ 36,289	$ 13,754	$ 20,814
CACS [Member]
Ownership percentage						80.00%
Percentage on ownership acquired			100.00%
Decrease of additional paid in capital			$ 254
Proceeds from noncontrolling interests			1,500
Loss from sale of subsidiary			$ 159
RADA Sensors Inc [Member]
Ownership percentage	100.00%				75.00%
RADA Technologies LLC [Member]
Ownership percentage				25.00%
RADA Innovations LLC [Member]
Ownership percentage		100.00%